JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Description	The JVA permits GMP to seek conversion of certain convertible promissory notes entered into between the Company and GMP (see reference to Purchase Agreements and Notes below) into shares of the Common Stock of the Company within 15 business days of the execution of the JVA at a price of $0.2242 per Common Share, the closing price of the Common Share as traded on the OTCQB the day prior to the execution of the JVA, or the closing price of the Common Stock prior to the date of conversion if not within 15 business days of the JVA. Upon the execution of the JVA, Dragon will pay for and hold 55 shares of GMP Bio and the Company will pay for and hold 45 shares of GMP Bio, both to be acquired at $1.00 per share of GMP Bio. Such shares of GMP Bio were issued shortly after the date of the JVA.
Joint venture valuation amount	$ 11,300,000
Licenses agreement descripition	The Parties also agreed that if a Rare Pediatric Disease (“RPD”) Priority Review Voucher, upon clinical approval of OT-101 Technologies for treatment of diffuse intrinsic pontine glioma (the “DIPG Voucher”), is issued to GMP Bio and GMP Bio, or a subsidiary thereof, sells the DIPG Voucher to a non-GMP subsidiary, then the Company shall be eligible to receive up to 50% of the net sales proceeds or $50 million, whichever is less. Dragon shall fund the JVA, for a total of approximately $27.7 million, based on the conditions contained in the JVA, and the Company will input the licenses under the Agreements into the JV. The Company is obligated to (i) (A) rectify the chain of legal title such that the Company is the sole legal owner of such rights, (B) complete registration as the sole owner of all the Company’s Patent Rights and (C) provide evidence of such registration that is satisfactory to Dragon; (ii) provide Dragon with copies of official documents issued by the relevant patent offices in the relevant countries evidencing the Company’s legal ownership of all the Company’s Patents Rights; and (iii) reflect the Company’s legal ownership of all the Company’s Patent Rights in the relevant online registers of the relevant patent offices in the relevant countries. The JVA intends to raise funding for the JVA through a Series A round of financing of not less than $20 million.
Goodwill	$ 12,071,376	$ 21,062,455		$ 21,062,455
Investment owned, at fair value	22,640,519
Gain loss on disposition of intangible assets	800,000
Assets	36,116,819	23,613,351
Operational expenses	9,721,653	$ 9,125,883
Golden Mountain Partners LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Funding obligation restricted			$ 250,000
JV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value	50,400,000
Assets	22,800,000
Capital subscriptions	23,000,000
GMP Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value	22,700,000
Liabilities	1,000,000.0
Operational expenses	5,600,000
Dragon Overseas [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value	27,700,000
R And D Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Joint venture valuation amount	22,700,000
License Agreement [Member] | GMP Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain loss on disposition of intangible assets	17,000,000
License Agreement [Member] | Golden Mountain Partners LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible assets, current	800,000
Goodwill	4,900,000
Fair value	5,700,000
Investment owned, at fair value	$ 22,600,000